Stockholders' equity (deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' equity

Note 8 – Stockholders’ equity (deficit)

As of September 30, 2019, the Company has 50,000,000 authorized shares of common stock and 882,268 shares issued and outstanding, and 10,000,000 authorized shares of preferred stock, of which none were issued or outstanding.

In September 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company could offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. During the year ended December 31, 2018, the Company sold 15,912 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $0.6 million, and gross proceeds of $0.6 million. In connection with the October 2018 Public Offering, the Company terminated the at the market offering.

In the February 2018 Public Offering, the Company issued 2,841,152 units at $3.25 per unit, and 851,155 pre-funded units at $3.24 per pre-funded unit, raising gross proceeds of approximately $12 million and net proceeds of approximately $10.7 million.  Each unit included one twentieth of a share of common stock and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twentieth of a share of common stock for an exercise price of $0.20 per share, and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share. The common warrants were exercisable immediately and have a five-year term from the date of issuance. The 851,155 pre-funded warrants issued in the February 2018 Public Offering were exercised during the year ended December 31, 2018.

In connection with the February 2018 Public Offering, the Company issued to its placement agent warrants to purchase 9,231 shares of common stock.  The warrants issued to the placement agent have an exercise price of $81.25 per share and are exercisable for five years.

On October 22, 2018, the Company closed the October 2018 Public Offering of 111,000 shares of its common stock at a public offering price of $29.00 per share. The offering raised gross proceeds of approximately $3.2 million and net proceeds of approximately $2.8 million.

On March 29, 2019, the Company closed the March 2019 Public Offering of 450,000 shares of its common stock at a public offering price of $12.00 per share. The offering raised gross proceeds of $5.4 million and net proceeds of approximately $4.8 million.

Following receipt of approval from stockholders at a special meeting of stockholders held on August 22, 2019, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to affect a reverse stock split of the issued and outstanding shares of common stock, at a ratio of one share for twenty shares. All share amounts and per share prices in this Quarterly Report have been adjusted to reflect the reverse stock split.

Stock options

In 2008, the Company adopted the 2008 Stock Option and Restricted Stock Plan (the “2008 Plan”), pursuant to which the Company’s Board of Directors could grant either incentive or non-qualified stock options or shares of restricted stock to directors, key employees, consultants and advisors.

In April 2015, the Company adopted, and the Company’s stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”); the 2015 Plan became effective upon the execution and delivery of the underwriting agreement for the Company’s initial public offering in May 2015. Following the effectiveness of the 2015 Plan, no further grants will be made under the 2008 Plan. The 2015 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of non-qualified stock options to employees, non-employee directors and consultants. The 2015 Plan also provides for the grants of restricted stock, restricted stock units, stock appreciation rights, dividend equivalents and stock payments to employees, non-employee directors and consultants.

Under the 2015 Plan, the aggregate number of shares of the common stock authorized for issuance may not exceed (1) 2,710 plus (2) the sum of the number of shares subject to outstanding awards under the 2008 Plan as of the 2015 Plan’s effective date, that are subsequently forfeited or terminated for any reason before being exercised or settled, plus (3) the number of shares subject to vesting restrictions under the 2008 Plan as of the 2015 Plan’s effective date that are subsequently forfeited. In addition, the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors. Shares subject to awards granted under the 2015 Plan that are forfeited or terminated before being exercised or settled or are not delivered to the participant because such award is settled in cash, will again become available for issuance under the 2015 Plan. However, shares that have actually been issued shall not again become available unless forfeited. As of September 30, 2019, 3,827 shares remain available for issuance under the 2015 Plan, which includes 17,291 shares automatically added to the 2015 Plan on January 1, 2019.

For the three and nine months ended September 30, 2019 and 2018, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Cost of services	$584	$(2,807)	$1,146	$924
Research and development	20,175	56,961	55,635	187,512
General and administrative	65,318	141,974	202,696	434,314
Sales and marketing	5,090	10,523	15,694	35,981
	$91,167	$206,651	$275,171	$658,731

No income tax benefit for stock-based compensation arrangements was recognized in the condensed consolidated statements of operations and comprehensive loss due to the Company’s net loss position.

The Company did not grant any stock options during the three months ended September 30, 2019. During the three months ended September 30, 2019, 107 options were forfeited and 499 options expired. The Company did not grant any stock options during the nine months ended September 30, 2019. During the nine months ended September 30, 2019, 143 options were forfeited and 499 options expired. The Company had total stock options to acquire 9,936 shares of common stock outstanding at September 30, 2019.

Restricted stock units

During the nine months ended September 30, 2019, 17,150 restricted stock units were granted, no restricted stock units vested and 500 restricted stock units were forfeited. The Company had 16,663 total restricted stock units outstanding at September 30, 2019.

Stock purchase warrants

At September 30, 2019 and December 31, 2018, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at
Issuance	Exercise Price	Expiration	September 30, 2019 (1)	December 31, 2018 (1)
November 2009	$3,955.00	November 2019	17	17
January 2010	$3,955.00	January 2020	17	17
March 2010	$3,955.00	March 2020	7	7
November 2011	$3,955.00	November 2021	15	15
December 2011	$3,955.00	December 2021	2	2
March 2012	$54,950.00	March 2019	—	8
February 2015	$3,300.00	February 2025	451	451
May 2015	$3,300.00	May 2020	6,555	6,555
May 2016	$656.00	May 2021	9,483	9,483
June 2016	$656.00	May 2021	4,102	4,102
June 2017	$390.00	June 2022	938	938
July 2017	$345.00	July 2022	318	318
July 2017	$250.00	July 2022	2,501	2,501
July 2017	$212.60	July 2022	50,006	50,006
February 2018	$81.20	February 2023	9,232	9,232
February 2018	$65.00	February 2023	92,338	92,338
			175,982	175,990

The warrants listed above were issued in connection with various debt, equity or development contract agreements.

(1)	Warrants to purchase fractional shares of common stock resulting from the reverse stock split on August 29, 2019 were rounded up to the next whole share of common stock on a holder by holder basis.

Note 7 - Stockholders’ Equity

As of December 31, 2018, the Company has 50,000,000 shares of authorized common shares and 8,645,720 shares issued and outstanding, and 10,000,000 of authorized preferred shares, of which none were issued or outstanding.

In September 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers’ transactions on The Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement.  As of December 31, 2018, the Company has sold an aggregate of 690,247 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $8.8 million, and gross proceeds of $9.4 million. During the year ended December 31, 2018, the Company sold 318,236 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $0.6 million, and gross proceeds of $0.6 million. In connection with the October 2018 Public Offering, the Company terminated the at the market offering.

In the July 2017 Public Offering, the Company issued 18,164,195 units at $0.40 per unit, and 6,835,805 pre-funded units at $0.39 per pre-funded unit, raising gross proceeds of approximately $10 million and net proceeds of approximately $8.8 million.  jVen Capital was one of the investors participating in the offering.  Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. At closing, the outstanding Bridge Financing Notes issued to jVen Capital, were repaid in the principal amount of $1 million plus accrued interest of $6,438.  All pre-funded warrants issued in the July 2017 Public Offering were exercised during the year ended December 31, 2017.

In connection with the July 2017 Public Offering, the Company issued to its placement agent warrants to purchase 50,000 shares of common stock.  The warrants issued to the Placement Agent have an exercise price of $12.50 per share and are exercisable for five years.

In September 2017, the Company issued 15,843 shares of its common stock with an aggregate value of $110,000 to settle a dispute related to pre-Merger AdvanDx activities.  In October 2017, the Company issued 2,898 shares of its common stock with an aggregate value of $23,245 to a vendor in exchange for consulting services.

Following receipt of approval from stockholders at a special meeting of stockholders held on January 17, 2018, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of common stock, at a ratio of one share for twenty-five shares, and to reduce the authorized shares of common stock from 200,000,000 to 50,000,000 shares. All share amounts and per share prices in this Annual Report have been adjusted to reflect the reverse stock split.

In the February 2018 Public Offering, the Company issued 2,841,152 units at $3.25 per unit, and 851,155 pre-funded units at $3.24 per pre-funded unit, raising gross proceeds of approximately $12 million and net proceeds of approximately $10.7 million.  Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.  Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. All 851,155 pre-funded warrants issued in the February 2018 Public Offering were exercised during the year ended December 31, 2018.

In connection with the February 2018 Public Offering, the Company issued to its placement agent warrants to purchase 184,615 shares of common stock.  The warrants issued to the Placement Agent have an exercise price of $4.0625 per share and are exercisable for five years.

On October 22, 2018, the Company closed the October 2018 Public Offering of 2,220,000 shares of its common stock at a public offering price of $1.45 per share. The offering raised gross proceeds of approximately $3.2 million and net proceeds of approximately $2.8 million.

Stock options

In 2008, the Board adopted, and the stockholders approved, the 2008 Stock Option and Restricted Stock Plan (the “2008 Plan”), pursuant to which the Company’s Board of Directors may grant either incentive or non-qualified stock options or shares of restricted stock to directors, key employees, consultants and advisors.

In April 2015, the Board adopted, and the Company’s stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”); the 2015 Plan became effective upon the execution and delivery of the underwriting agreement for the Company’s IPO. Following the effectiveness of the 2015 Plan, no further grants have been made under the 2008 Plan. The 2015 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of non-qualified stock options to employees, non-employee directors and consultants. The 2015 Plan also provides for the grants of restricted stock, restricted stock units, stock appreciation rights, dividend equivalents and stock payments to employees, non-employee directors and consultants.

Under the 2015 Plan, the aggregate number of shares of the common stock authorized for issuance may not exceed (1) 54,200 plus (2) the sum of the number of shares subject to outstanding awards under the 2008 Plan as of the 2015 Plan’s effective date, that are subsequently forfeited or terminated for any reason before being exercised or settled, plus (3) the number of shares subject to vesting restrictions under the 2008 Plan as of the 2015 Plan’s effective date that are subsequently forfeited. In addition, the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors. Shares subject to awards granted under the 2015 Plan that are forfeited or terminated before being exercised or settled, or are not delivered to the participant because such award is settled in cash, will again become available for issuance under the 2015 Plan. However, shares that have actually been issued shall not again become available unless forfeited. As of December 31, 2018, 50,863 shares remain available for issuance under the 2015 Plan.

For the years ended December 31, 2018 and 2017, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2018	2017
Cost of services	$964	$13,776
Research and development	241,122	237,103
General and administrative	574,244	603,787
Sales and marketing	45,951	56,732
	$862,281	$911,398

No income tax benefit for stock-based compensation arrangements was recognized in the consolidated statements of operations due to the Company’s net loss position.

As of December 31, 2018, the Company had unrecognized expense related to its stock options of $0.5 million, which will be recognized over a weighted average period of 7.6 years.

A summary of the status of options granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	119,106	$44.00	8.6	$663,298
Granted	58,324	$17.58
Exercised	(1,167)	$7.01		$11,256
Forfeited	(24,538)	$36.31
Expired	(12,330)	$83.49
Outstanding at December 31, 2017	139,395	$31.16	8.3	$37,339
Granted	95,800	$3.84
Exercised	—	—
Forfeited	(18,812)	$11.98
Expired	(4,824)	$56.12
Outstanding at December 31, 2018	211,559	$20.58	7.6	$522
Vested and expected to vest	211,559	$20.58	7.6	$522
Exercisable at December 31, 2018	10,445	$1.25	5.3	$522

The total fair value of options vested in the years ended December 31, 2018 and 2017 was $930,921 and $2,086,843, respectively. The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2018	2017
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.25 - 6.25
Risk free interest rate	2.5 - 2.9%	1.8 - 2.3%
Expected volatility	46.0 - 49.6%	44.2 - 53.0%

Restricted stock units

A summary of the status of restricted stock units granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2017	750	$42.50
Granted	11,175	$6.93
Vested	(6,025)	$8.01
Forfeited	—	—
Unvested at December 31, 2017	5,900	$31.16
Granted	—	—
Vested	(5,650)	$8.93
Forfeited	—	—
Unvested at December 31, 2018	250	$42.50

As of December 31, 2018, there was approximately $9,000 of unrecognized compensation cost related to restricted stock units, which is expected to be recognized over a weighted average period of 0.92 years.

Stock purchase warrants

At December 31, 2018 and 2017, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2018 (1)	2017 (1)
March 2008	$19,763.50	March 2018	—	2
November 2009	$197.75	November 2019	270	270
January 2010	$197.75	January 2020	270	270
March 2010	$197.75	March 2020	55	55
November 2011	$197.75	November 2021	212	212
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,001	9,001
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,577	189,577
June 2016	$32.81	May 2021	82,035	82,035
June 2017	$19.50	June 2022	18,754	18,754
July 2017	$17.25	July 2022	6,350	6,350
July 2017	$12.50	July 2022	50,000	50,000
July 2017	$10.625	July 2022	1,000,003	1,000,003
February 2018	$4.06	February 2023	184,615	—
February 2018	$3.25	February 2023	1,846,153	—
			3,525,797	1,495,031

The warrants listed above were issued in connection with various equity, debt, preferred stock or development contract agreements.

(1)	Warrants to purchase fractional shares of common stock resulting from the reverse stock split on January 17, 2018 were rounded up to the next whole share of common stock on a holder by holder basis.